REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Schedule of Investments
March 31, 2025 (unaudited)
		Shares	Value
100.48%	DEBT SECURITIES
100.48%	CORPORATE BONDS
17.47%	Financials
	MARA Holdings, Inc. 03/01/2030 0.000% 144A	2,150,000	$1,529,188
	MARA Holdings, Inc. 06/01/2031 0.000% 144A	1,988,000	1,427,384
	MARA Holdings, Inc. 09/01/2031 2.125% 144A	640,000	511,221
	Riot Platforms, Inc. 01/15/2030 0.750% 144A	1,270,000	985,353
			4,453,145

83.01%	Information Technology
	MicroStrategy Incorporated 09/15/2028 0.625% 144A	2,175,000	3,800,813
	MicroStrategy Incorporated 12/01/2029 0.000% 144A	6,348,000	5,148,228
	MicroStrategy Incorporated 03/01/2030 0.000% 144A	4,310,000	4,118,465
	MicroStrategy Incorporated 03/15/2030 0.625%	1,725,000	3,508,650
	MicroStrategy Incorporated 03/15/2031 0.875%	1,290,000	1,824,705
	MicroStrategy Incorporated 06/15/2032 2.250% 144A	1,725,000	2,765,175
			21,166,036

100.48%	TOTAL CORPORATE BONDS		25,619,181

100.48%	TOTAL DEBT SECURITIES		25,619,181

0.79%	MONEY MARKET FUND
	First American Money Market Funds 4.270%(B)	202,037	202,037

101.27%	TOTAL INVESTMENTS		25,821,218

(1.27%)	Liabilities in excess of other assets		(323,894)
100.00%	NET ASSETS		$25,497,324

	(A)Non-income producing
	(B)Effective 7 day yield as of March 31,2025

A 144A Security is exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $20,285,826 and is 79.56% of the Fund's net assets.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
DEBT SECURITIES		$25,619,181		$25,619,181
MONEY MARKET FUND	202,037			202,037
TOTAL INVESTMENTS	$202,037	25,619,181	-	$25,821,218

The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $25,022,280, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$993,177
Gross unrealized depreciation	(194,239)
Net unrealized appreciation	$798,938